Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 310,547	¥ 282,230
Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	12,310	15,780
Level 1 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	71,570
Level 2 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	238,977	282,230
Level 2 | Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 12,310	¥ 15,780